Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
At beginning of period	¥ 13,536,965	¥ 12,781,692	¥ 12,276,150
Gains (losses) arising during the period, before tax	50,358	7,417	33,081
Income tax (expense) benefit for changes arising during the period	(510,012)	(29,387)	(43,341)
Reclassification adjustments for (gains) losses included in net profit, before tax	110,509	94,803	113,334
Gains (losses) arising during the period, before tax	528,441	304,252	404,292
Share of other comprehensive income (loss) of associates and joint ventures	13,210	30,660	30,891
Share of other comprehensive income (loss) of associates and joint ventures	(14)	(245)	944
At end of period	16,279,098	13,536,965	12,781,692
Remeasurements of defined benefit plans [member]
At beginning of period	159,584	197,310	214,411
Gains (losses) arising during the period, before tax	50,358	7,417	33,081
Income tax (expense) benefit for changes arising during the period	(15,485)	(2,288)	(10,027)
Amount attributable to non-controlling interests	44	(9)	31
Share of other comprehensive income (loss) of associates and joint ventures	609	33	911
Transfer from other reserves to retained earnings	(35,386)	(42,879)	(41,097)
At end of period	159,724	159,584	197,310
Exchange differences on translating foreign operations [member]
At beginning of period	884,790	540,242	113,646
Gains (losses) arising during the period, before tax	528,441	304,252	404,292
Income tax (expense) benefit for changes arising during the period	(3,447)	2,509	(8,875)
Reclassification adjustments for (gains) losses included in net profit, before tax	(11,258)	5,385	192
Income tax (expense) benefit for reclassification adjustments	3,447	(1,649)	(59)
Amount attributable to non-controlling interests	(3,324)	(311)	(1,624)
Share of other comprehensive income (loss) of associates and joint ventures	4,009	34,362	32,670
At end of period	1,402,658	884,790	540,242
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	1,575,193	1,808,222	2,106,255
Gains (losses) arising during the period, before tax	1,506,580	(264,309)	(410,631)
Income tax (expense) benefit for changes arising during the period	(454,951)	81,384	125,617
Reclassification adjustments for (gains) losses included in net profit, before tax	110,509	94,803	113,334
Income tax benefit for reclassification adjustments	(33,994)	(29,040)	(34,705)
Amount attributable to non-controlling interests	(106)	15	3
Share of other comprehensive income (loss) of associates and joint ventures	8,578	(3,980)	(1,746)
Transfer from other reserves to retained earnings	(204,534)	(111,902)	(89,905)
At end of period	¥ 2,507,275	¥ 1,575,193	¥ 1,808,222